UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10525

Nuveen North Carolina Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen North Carolina Dividend Advantage Municipal Fund 2 (NNO)
	February 28, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 14.0% (8.9% of Total Investments)
	Appalachian State University, North Carolina, Housing and Student Center System Revenue
	Refunding Bonds, Series 2002:
$ 1,040	5.000%, 7/15/14 – NPFG Insured	7/12 at 100.00	A1	$ 1,128,358
1,000	5.000%, 7/15/15 – NPFG Insured	7/12 at 100.00	A1	1,062,800
	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University,
	Series 2001A:
715	5.125%, 10/01/26	10/11 at 100.00	AA+	732,267
380	5.125%, 10/01/41	10/11 at 100.00	AA+	384,347
1,000	University of North Carolina System, Pooled Revenue Bonds, Series 2005A, 5.000%, 4/01/22 –	4/15 at 100.00	A	1,053,110
	AMBAC Insured
635	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.375%,	10/12 at 100.00	A+	680,796
	4/01/19 – AMBAC Insured
500	University of North Carolina Wilmington, Certificates of Participation, Student Housing	6/16 at 100.00	A	534,460
	Project Revenue Bonds, Series 2006, 5.000%, 6/01/21 – FGIC Insured
1,500	University of North Carolina, Chapel Hill, System Net Revenue Bonds, Series 2002B,	No Opt. Call	AA+	1,620,375
	5.000%, 12/01/11
250	University of North Carolina, Charlotte, Certificates of Participation, Student Housing	3/15 at 100.00	A	264,983
	Project, Series 2005, 5.000%, 3/01/21 – AMBAC Insured
400	University of North Carolina, Greensboro, General Revenue Refunding Bonds, Series 2002B,	4/11 at 101.00	AAA	423,616
	5.375%, 4/01/17 – AGM Insured
7,420	Total Education and Civic Organizations			7,885,112
	Health Care – 25.1% (16.0% of Total Investments)
945	Albemarle Hospital Authority, North Carolina, Health Care Facilities Revenue Bonds, Series	10/17 at 100.00	N/R	724,702
	2007, 5.250%, 10/01/38
1,640	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	AA–	1,648,397
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31
500	Johnston Memorial Hospital Authority, North Carolina, Mortgage Revenue Bonds, Johnston	4/18 at 100.00	AAA	510,550
	Memorial Hospital Project, Series 2008A, 5.250%, 10/01/36 – AGM Insured
120	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical	10/19 at 100.00	AAA	123,059
	Center, Series 2006B, 5.125%, 10/01/31 – AGM Insured
455	North Carolina Medical Care Commission Health Care Facilities Revenue Bonds (WakeMed), Series	10/14 at 100.00	AAA	468,409
	2009A, 5.625%, 10/01/38 – AGC Insured
2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health	11/13 at 100.00	A+	2,076,040
	Obligated Group, Series 2003A, 5.000%, 11/01/20
1,005	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Union Regional	1/12 at 100.00	A	1,052,506
	Medical Center, Series 2002A, 5.250%, 1/01/13
	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical
	Center, Series 2002:
1,000	5.500%, 6/01/15	6/12 at 101.00	A	1,051,730
2,100	5.250%, 6/01/22	6/12 at 101.00	A	2,123,016
925	North Carolina Medical Care Commission, Hospital Revenue Bonds, Wilson Medical Center, Series	11/17 at 100.00	A–	897,463
	2007, 5.000%, 11/01/27
1,250	North Carolina Medical Care Commission, Revenue Bonds, Blue Ridge Healthcare System, Series	1/15 at 100.00	A+	1,236,488
	2005, 5.000%, 1/01/33 – FGIC Insured
	North Carolina Medical Care Commission, Revenue Bonds, Cleveland County Healthcare System,
	Series 2004A:
595	5.250%, 7/01/20 – AMBAC Insured	7/14 at 100.00	A	609,810
500	5.250%, 7/01/22 – AMBAC Insured	7/14 at 100.00	A	508,310
150	Northern Hospital District of Surry County, North Carolina, Health Care Facilities Revenue	4/18 at 100.00	BBB	151,697
	Bonds, Series 2008, 6.250%, 10/01/38
1,000	The Charlotte-Mecklenberg Hospital Authority, North Carolina, Doing Business as Carolinas	1/18 at 100.00	AA–	1,004,470
	HealthCare System, Health Care Refunding Revenue Bonds, Series 2008A, 5.000%, 1/15/47
14,185	Total Health Care			14,186,647
	Housing/Single Family – 4.1% (2.6% of Total Investments)
330	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/10 at 100.00	AA	330,370
	Series 10A, 5.400%, 7/01/32 – AMBAC Insured (Alternative Minimum Tax)
	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 13A:
715	4.700%, 7/01/12 (Alternative Minimum Tax)	7/11 at 100.00	AA	730,573
720	4.850%, 7/01/13 (Alternative Minimum Tax)	7/11 at 100.00	AA	734,414
510	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 25-A, 4.900%,	7/16 at 100.00	AA	492,823
	7/01/37 (Alternative Minimum Tax)
2,275	Total Housing/Single Family			2,288,180
	Long-Term Care – 1.7% (1.1% of Total Investments)
	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Presbyterian
	Homes, Series 2006:
250	5.400%, 10/01/27	10/16 at 100.00	N/R	237,463
600	5.500%, 10/01/31	10/16 at 100.00	N/R	550,338
185	North Carolina Medical Care Commission, Revenue Bonds, Pines at Davidson, Series 2006A,	1/16 at 100.00	N/R	169,214
	5.000%, 1/01/36
1,035	Total Long-Term Care			957,015
	Materials – 2.4% (1.5% of Total Investments)
300	Columbus County Industrial Facilities and Pollution Control Financing Authority, North	3/17 at 100.00	BBB	251,034
	Carolina, Environmental Improvement Revenue Bonds, International Paper Company Project,
	Series 2007A, 4.625%, 3/01/27
1,100	Northampton County Industrial Facilities and Pollution Control Financing Authority, North	2/11 at 101.00	BBB	1,097,294
	Carolina, Environmental Improvement Revenue Bonds, International Paper Company,
	Series 2001A, 6.200%, 2/01/25 (Alternative Minimum Tax)
1,400	Total Materials			1,348,328
	Tax Obligation/General – 11.1% (7.0% of Total Investments)
250	Durham County, North Carolina, General Obligation Bonds, Series 2000, 5.600%, 5/01/15	5/10 at 102.00	AAA	257,468
1,475	Durham, North Carolina, General Obligation Bonds, Series 2007, 5.000%, 4/01/22	4/17 at 100.00	AAA	1,662,281
1,050	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009,	4/20 at 100.00	AA+	1,127,007
	5.000%, 4/01/30
1,000	North Carolina, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	1,094,110
2,000	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37	1/20 at 100.00	AA+	2,099,020
5,775	Total Tax Obligation/General			6,239,886
	Tax Obligation/Limited – 35.6% (22.7% of Total Investments)
30	Cabarrus County, North Carolina, Certificates of Participation, Series 2002, 5.250%, 2/01/16	2/13 at 100.00	AA	32,267
1,750	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects,	6/13 at 100.00	AA+	1,812,423
	Series 2003G, 5.000%, 6/01/28
400	Charlotte, North Carolina, Certificates of Participation, Nascar Hall of Fame, Series 2009C,	6/19 at 100.00	AA+	413,456
	5.000%, 6/01/39
575	Charlotte, North Carolina, Certificates of Participation, Transit Projects Phase 2, Series	6/18 at 100.00	AA+	594,217
	2008A, 5.000%, 6/01/33
1,850	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Series 2002, 5.250%, 6/01/18	6/12 at 101.00	AAA	2,037,590
800	Craven County, North Carolina, Certificates of Participation, Series 2007, 5.000%, 6/01/27 –	6/17 at 100.00	AA–	833,552
	NPFG Insured
500	Harnett County, North Carolina, Certificates of Participation, Series 2009, 5.000%, 6/01/29 –	6/19 at 100.00	AAA	522,975
	AGC Insured
	Hartnett County, North Carolina, Certificates of Participation, Series 2002:
1,000	5.250%, 12/01/15 – AGM Insured	12/12 at 101.00	AAA	1,109,230
2,025	5.375%, 12/01/16 – AGM Insured	12/12 at 101.00	AAA	2,253,578
715	Lee County, North Carolina, Certificates of Participation, Public Schools and Community	4/14 at 100.00	AAA	766,244
	College, Series 2004, 5.250%, 4/01/20 – AGM Insured
1,380	Pasquotank County, North Carolina, Certificates of Participation, Series 2004, 5.000%,	6/14 at 100.00	A	1,422,601
	6/01/25 – NPFG Insured
2,070	Pitt County, North Carolina, Certificates of Participation, School Facilities Project, Series	4/14 at 100.00	AA–	2,099,746
	2004B, 5.000%, 4/01/29 – AMBAC Insured
2,625	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	501,008
	2010A, 0.000%, 8/01/35
	Raleigh, North Carolina, Certificates of Participation, Downtown Improvement Project,
	Series 2004B:
805	5.000%, 6/01/20	6/14 at 100.00	AA+	861,261
1,310	5.000%, 6/01/21	6/14 at 100.00	AA+	1,395,045
115	Raleigh, North Carolina, Certificates of Participation, Series 2007, 5.000%, 2/01/27	2/17 at 100.00	AA+	122,184
1,000	Randolph County, North Carolina, Certificates of Participation, Series 2004, 5.000%, 6/01/20 –	6/14 at 102.00	AAA	1,081,490
	AGM Insured
100	Rutherford County, North Carolina, Certificates of Participation, Series 2007, 5.000%,	12/17 at 100.00	AAA	105,859
	12/01/27 – AGM Insured
1,150	Sampson County, North Carolina, Certificates of Participation, Series 2006, 5.000%, 6/01/34 –	6/17 at 100.00	AAA	1,172,356
	AGM Insured (UB)
500	Wilmington, North Carolina, Certificates of Participation, Series 2008A, 5.000%, 6/01/29	6/18 at 100.00	AA	528,370
400	Wilson County, North Carolina, Certificates of Participation, School Facilities Project,	4/17 at 100.00	A2	415,468
	Series 2007, 5.000%, 4/01/25 – AMBAC Insured
21,100	Total Tax Obligation/Limited			20,080,920
	Transportation – 20.6% (13.1% of Total Investments)
1,935	Charlotte, North Carolina, Airport Revenue Bonds, Series 2004A, 5.000%, 7/01/34 – NPFG Insured	7/14 at 100.00	A+	1,950,654
1,000	Charlotte, North Carolina, Airport Revenue Bonds, Series 2010A, 5.000%, 7/01/39	7/20 at 100.00	A+	1,006,360
660	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A,	2/20 at 100.00	A3	663,986
	5.250%, 2/01/40 (WI/DD, Settling 3/11/10)
400	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds,	1/19 at 100.00	AAA	426,212
	Series 2009A, 5.750%, 1/01/39 – AGC Insured
5,100	North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Revenue Bonds,	No Opt. Call	AAA	1,078,956
	Series 2009B, 0.000%, 1/01/37 – AGC Insured
435	Piedmont Triad Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A2	461,104
	7/01/20 – SYNCORA GTY Insured
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A:
1,000	5.250%, 11/01/15 – FGIC Insured	5/11 at 101.00	Aa3	1,042,940
2,320	5.250%, 11/01/16 – FGIC Insured	5/11 at 101.00	Aa3	2,406,954
2,230	5.250%, 11/01/17 – FGIC Insured	5/11 at 101.00	Aa3	2,306,690
270	University of North Carolina, Charlotte, Parking System Revenue Bonds, Series 2002, 5.000%,	1/12 at 101.00	A2	286,964
	1/01/20 – NPFG Insured
15,350	Total Transportation			11,630,820
	U.S. Guaranteed – 7.7% (4.9% of Total Investments) (4)
490	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	Aa3 (4)	515,426
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31 (Pre-refunded 1/15/11)
200	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/15 at 100.00	AAA	233,516
	Carolinas Healthcare System, Series 2005A, 5.000%, 1/15/45 (Pre-refunded 1/15/15)
370	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/11 at 101.00	AA (4)	401,624
	Health System, Series 2001, 5.250%, 10/01/31 (Pre-refunded 10/01/11)
500	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	Aa3 (4)	583,440
	5.000%, 11/01/24 (Pre-refunded 11/01/14)
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2004:
1,000	5.000%, 3/01/21 (Pre-refunded 3/01/14)	3/14 at 100.00	AAA	1,150,810
1,250	5.000%, 3/01/22 (Pre-refunded 3/01/14)	3/14 at 100.00	AAA	1,438,513
3,810	Total U.S. Guaranteed			4,323,329
	Utilities – 10.7% (6.9% of Total Investments)
500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2005,	1/16 at 100.00	A–	532,005
	5.250%, 1/01/20 – AMBAC Insured
	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds,
	Series 1993B:
2,500	5.500%, 1/01/17 – FGIC Insured	7/10 at 100.00	Baa1	2,504,125
25	5.500%, 1/01/21	7/10 at 100.00	A–	25,027
225	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series	1/19 at 100.00	A	230,481
	2009A, 5.000%, 1/01/30
2,600	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A1	2,774,486
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17
5,850	Total Utilities			6,066,124
	Water and Sewer – 23.9% (15.3% of Total Investments)
500	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Series 2008A, 5.000%,	4/18 at 100.00	AAA	518,505
	4/01/31 – AGM Insured
500	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Series	8/18 at 100.00	AA	525,420
	2008, 5.000%, 8/01/35
2,520	Charlotte, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A,	No Opt. Call	AAA	2,880,184
	5.250%, 7/01/13
1,000	Durham County, North Carolina, Enterprise System Revenue Bonds, Series 2002, 5.000%, 6/01/23 –	6/13 at 100.00	AA	1,042,290
	NPFG Insured
700	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A, 6.000%, 6/01/34 –	6/19 at 100.00	AAA	758,898
	AGC Insured
	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A:
3,095	5.000%, 3/01/31 (UB)	3/16 at 100.00	AAA	3,276,769
975	5.000%, 3/01/36 (UB)	3/16 at 100.00	AAA	1,019,498
40	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Series 2006A, Residuals	3/16 at 100.00	AAA	47,048
	Series II-R-645-2, 13.683%, 3/01/31 (IF)
1,000	Wilmington, North Carolina, Water and Sewer Revenue Bonds, Series 2005, 5.000%, 6/01/25 –	6/15 at 100.00	AAA	1,058,960
	AGM Insured
2,275	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Series 2007A,	6/17 at 100.00	AAA	2,378,353
	5.000%, 6/01/37 (UB)
12,605	Total Water and Sewer			13,505,925
$ 90,805	Total Investments (cost $85,380,953) – 156.9%			88,512,286
	Floating Rate Obligations – (8.5)%			(4,805,000)
	Other Assets Less Liabilities – 1.2%			689,486
	Auction Rate Preferred Shares, at Liquidation Value – (49.6)% (5)			(28,000,000)
	Net Assets Applicable to Common Shares – 100%			$ 56,396,772

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$88,512,286	$ —	$88,512,286

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2010, the cost of investments was $80,567,264.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2010, were as follows:

Gross unrealized:
Appreciation	$3,560,040
Depreciation	(420,046)
Net unrealized appreciation (depreciation) of investments	$3,139,994

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.6%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen North Carolina Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        April 29, 2010